ADVANCES FOR FUTURE CAPITAL INCREASE - NON-CURRENT ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	R$ 955,481	R$ 1,584,508
Other Investments	4,357	33,408
Total advances for future capital increase	959,838	1,617,916
Energia Sustentavel do Brasil
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	734,400	535,200
Eolica Serra das Vacas Holding S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		9,442
Chui Holding S.A. Eolicas do Sul
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		431,913
Livramento Holding S.A. Eolicas do Sul
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		220,027
TDG Transmissora Delmiro Gouveia
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	101,000	101,000
TSLE Transmissora Sul Litoranea de Energia
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		87,394
Geradora Eolica Itaguacu da Bahia SPE S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	72,814	67,130
Santa Vitoria do Palmar Holding S.A. Eolicas do Sul
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		37,946
Fronteira Oeste Transmissora de Energia S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	37,467	16,144
Vamcruz I Participacoes S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase	R$ 9,800	43,099
Chapada do Piaui II Holding S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase		R$ 35,213